Discontinued Operations And Assets Held For Sale (Summary Of Income (Loss) From Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Income (loss) from discontinued operations	$ 3,722	$ 731	$ 1,656	$ 245	$ (431)	$ (512)	$ (4,501)	$ 399	$ 6,354	$ (5,045)	$ 6,111
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Rental revenues									18,173	18,843	23,563
Rental expenses and real estate taxes									(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization									(11,378)	(11,429)	(11,667)
General and administrative									(2)		(220)
Operating income									1,674	1,478	5,550
Interest expense									(469)	(524)	(590)
Interest income and other income (expense)									61	(45)	722
Income tax benefit (expense) and other taxes										(19)	(239)
Casualty gain									1,265
Income (loss) before gain on dispositions of real estate interest and impairment losses									2,531	890	5,443
Gain on dispositions of real estate interests									12,030	2,077	1,349
Impairment losses									(8,207)	(8,012)	(681)
Income (loss) from discontinued operations									$ 6,354	$ (5,045)	$ 6,111